Cover	Jul. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2022
Entity File Number	000-54301
Entity Registrant Name	Zhanling International Limited
Entity Central Index Key	0001489300
Entity Tax Identification Number	88-0981710
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	50 West Liberty Street Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(86)
Local Phone Number	18628565646
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.001 par value
Trading Symbol	ZLME
Entity Emerging Growth Company	false